Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.32%
Basic Industry — 8.24%
Alcoa	6,450	$ 336,948
Berry Global Group	11,701	722,303
Celanese	4,000	492,800
Crown Holdings	6,350	559,816
Graphic Packaging Holding	21,500	517,935
Huntsman	22,450	711,440
Louisiana-Pacific	6,900	469,821
Newmont	5,300	280,529
Olin	5,900	381,081
Vulcan Materials	2,660	487,658
		4,960,331
Consumer Discretionary — 11.65%
Aptiv †	4,550	514,559
AutoZone †	222	541,425
Capri Holdings †	7,450	495,351
Darden Restaurants	3,450	510,496
Dollar Tree †	4,200	630,756
DR Horton	9,150	903,013
Electronic Arts	4,600	591,928
Johnson Controls International	8,968	623,904
Marriott International Class A	4,870	848,257
Nexstar Media Group	2,290	468,923
Polaris	3,190	366,340
Ross Stores	4,400	520,036
		7,014,988
Consumer Staples — 3.58%
Campbell Soup	7,850	407,650
Conagra Brands	12,900	479,751
Kellogg	7,500	514,350
Tyson Foods Class A	5,450	358,338
US Foods Holding †	10,350	394,646
		2,154,735
Energy — 6.73%
APA	13,200	585,156
Coterra Energy	26,700	668,301
Devon Energy	10,360	655,166
Hess	3,650	548,084
Marathon Oil	30,750	844,703
Valero Energy	5,350	749,161
		4,050,571
NQ-577 [1/23] 03/23 (2778430)    1

Schedule of investments
Delaware Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services — 19.71%
Affiliated Managers Group	3,700	$ 639,138
Allstate	5,950	764,396
Ally Financial	21,250	690,412
Assurant	4,600	609,914
East West Bancorp	12,000	942,240
Globe Life	5,425	655,611
Hancock Whitney	11,650	599,742
Hartford Financial Services Group	14,550	1,129,225
KeyCorp	43,200	829,008
Raymond James Financial	7,700	868,329
Reinsurance Group of America	6,500	986,505
Signature Bank	3,750	483,563
State Street	6,350	579,946
Synchrony Financial	21,900	804,387
Synovus Financial	15,350	643,933
Western Alliance Bancorp	8,450	636,877
		11,863,226
Healthcare — 5.58%
AmerisourceBergen	4,550	768,768
Quest Diagnostics	4,350	645,888
Service Corp. International	5,250	389,288
STERIS	2,050	423,345
Teleflex	1,850	450,327
Zimmer Biomet Holdings	5,350	681,269
		3,358,885
Industrials — 14.21%
AECOM	10,400	907,608
AMETEK	4,000	579,680
CACI International Class A †	1,875	577,669
Gates Industrial †	13,700	180,977
ITT	8,000	732,720
KBR	20,360	1,043,043
ManpowerGroup	3,600	313,776
Oshkosh	5,500	554,290
Quanta Services	6,650	1,012,063
Regal Rexnord	5,300	737,760
United Rentals †	1,575	694,496
WESCO International †	8,200	1,221,882
		8,555,964
2    NQ-577 [1/23] 03/23 (2778430)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts — 6.70%
American Homes 4 Rent Class A	15,470	$ 530,466
Apartment Income REIT	13,227	506,065
Host Hotels & Resorts	31,250	589,063
Kimco Realty	17,000	381,820
Life Storage	5,225	564,509
Outfront Media	23,650	470,635
Spirit Realty Capital	12,100	530,948
VICI Properties	13,458	459,994
		4,033,500
Technology — 11.64%
Agilent Technologies	4,750	722,380
Akamai Technologies †	5,100	453,645
Ciena †	13,900	723,078
Concentrix	3,500	496,335
Fiserv †	2,550	272,034
Flex †	38,050	888,468
Keysight Technologies †	3,575	641,176
ON Semiconductor †	9,500	697,775
Qorvo †	3,500	380,310
Synopsys †	2,850	1,008,187
Teradyne	7,100	722,070
		7,005,458
Transportation — 2.16%
JB Hunt Transport Services	2,600	491,530
Kirby †	4,100	290,198
Southwest Airlines	14,400	515,088
		1,296,816
Utilities — 7.12%
CMS Energy	10,250	647,697
Edison International	8,850	609,765
MDU Resources Group	16,250	502,288
NRG Energy	19,300	660,446
Public Service Enterprise Group	12,050	746,256
WEC Energy Group	5,300	498,147
Xcel Energy	9,050	622,369
		4,286,968
Total Common Stocks (cost $38,346,815)		58,581,442

NQ-577 [1/23] 03/23 (2778430)    3

Schedule of investments
Delaware Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 2.39%
Money Market Mutual Funds — 2.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	360,190	$ 360,190
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	360,190	360,190
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	360,190	360,190
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	360,189	360,189
Total Short-Term Investments (cost $1,440,759)		1,440,759
Total Value of Securities—99.71% (cost $39,787,574)		60,022,201

Receivables and Other Assets Net of Liabilities—0.29%		174,379
Net Assets Applicable to 7,701,718 Shares Outstanding—100.00%		$60,196,580
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
4    NQ-577 [1/23] 03/23 (2778430)